Investment Securities	12 Months Ended
Dec. 31, 2023
Investment Securities
Investment Securities

Note 3.  Investment Securities

Debt securities AFS as of the balance sheet dates consisted of the following:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
December 31, 2023
U.S. GSE debt securities	$12,000,000	$0	$1,172,426	$10,827,574
U.S. Government securities	41,207,049	0	1,943,800	39,263,249
Taxable Municipal securities	300,000	0	53,035	246,965
Tax-exempt Municipal securities	10,832,494	158,982	517,691	10,473,785
Agency MBS	132,043,238	321,880	16,502,319	115,862,799
ABS and OAS	2,533,872	0	186,251	2,347,621
CMO	10,963,942	0	226,346	10,737,596
Other investments	992,000	0	45,570	946,430
Total	$210,872,595	$480,862	$20,647,438	$190,706,019

December 31, 2022
U.S. GSE debt securities	$12,000,000	$0	$1,624,709	$10,375,291
U.S. Government securities	41,368,624	0	3,137,035	38,231,589
Taxable Municipal securities	300,000	0	65,142	234,858
Tax-exempt Municipal securities	12,042,410	40,513	759,356	11,323,567
Agency MBS	135,193,097	69,447	20,030,945	115,231,599
ABS and OAS	2,929,740	0	236,134	2,693,606
CMO	12,278,033	581	342,689	11,935,925
Other investments	2,968,000	0	76,326	2,891,674
Total	$219,079,904	$110,541	$26,272,336	$192,918,109

Proceeds from sales of investment securities amounted to $1,183,078, with realized gains of $36,707 for 2023.  There were no sales during 2022 from the investment portfolio.

There was no ACL on AFS debt securities as of December 31, 2023.

Investment securities pledged as collateral for larger dollar repurchase agreement accounts and for other purposes as required or permitted by law consisted of U.S. GSE debt securities, Agency MBS, and ABS and OAS.  These repurchase agreements mature daily.  These pledged securities as of the balance sheet dates were as follows:

	Amortized	Fair
	Cost	Value

December 31, 2023	$59,300,089	$52,107,148
December 31, 2022	55,899,113	46,789,284

Investment securities pledged as collateral for BTFP borrowings consisted of U.S. Government securities and U.S. GSE debt securities with an aggregate amortized cost of $49,232,069 and fair value of $43,795,542 at December 30, 2023.  This program, which was established in March 2023 to provide banks with an additional source of liquidity, will end as scheduled, in March, 2024.  See Note 11 for more information on these borrowings.

The carrying amount and estimated fair value of securities by contractual maturity are shown below.  Expected maturities will differ from contractual maturities because issuers may call or prepay obligations with or without call or prepayment penalties, pursuant to contractual terms.  Because the actual maturities of Agency MBS usually differ from their contractual maturities due to the right of borrowers to prepay the underlying mortgage loans, usually without penalty, those securities are not presented in the following table by contractual maturity date.

The scheduled maturities of debt securities AFS at December 31, 2023 were as follows:

	Amortized	Fair
	Cost	Value
December 31, 2023
Due in one year or less	$17,366,548	$17,061,882
Due from one to five years	43,976,469	41,245,991
Due from five to ten years	4,485,724	4,141,301
Due after ten years	13,000,616	12,394,046
Agency MBS	132,043,238	115,862,799
Total	$210,872,595	$190,706,019

Debt securities with unrealized losses for which an ACL has not been recorded as of the balance sheet dates are presented in the tables below.

	Less than 12 months		12 months or more		Totals
	Fair	Unrealized	Fair	Unrealized	Number of	Fair	Unrealized
	Value	Loss	Value	Loss	Securities	Value	Loss
December 31, 2023
U.S. GSE debt securities	$0	$0	$10,827,574	$1,172,426	11	$10,827,574	$1,172,426
U.S. Government securities	0	0	39,263,249	1,943,800	54	39,263,249	1,943,800
Taxable Municipal securities	0	0	246,965	53,035	1	246,965	53,035
Tax-exempt Municipal securities	529,571	9,468	4,058,155	508,223	10	4,587,726	517,691
Agency MBS	1,328,433	9,218	103,000,706	16,493,101	119	104,329,139	16,502,319
ABS and OAS	0	0	2,347,621	186,251	4	2,347,621	186,251
CMO	3,309,165	18,554	7,428,431	207,792	10	10,737,596	226,346
Other investments	0	0	946,430	45,570	4	946,430	45,570
Total	$5,167,169	$37,240	$168,119,131	$20,610,198	213	$173,286,300	$20,647,438

	Less than 12 months		12 months or more		Totals
	Fair	Unrealized	Fair	Unrealized	Number of	Fair	Unrealized
	Value	Loss	Value	Loss	Securities	Value	Loss
December 31, 2022
U.S. GSE debt securities	$2,723,388	$276,611	$7,651,903	$1,348,098	11	$10,375,291	$1,624,709
U.S. Government securities	4,837,891	169,501	33,393,698	2,967,534	54	38,231,589	3,137,035
Taxable Municipal securities	0	0	234,858	65,142	1	234,858	65,142
Tax-exempt Municipal securities	8,608,507	522,128	592,388	237,228	19	9,200,895	759,356
Agency MBS	14,541,901	810,356	97,718,436	19,220,589	120	112,260,337	20,030,945
ABS and OAS	2,693,606	236,134	0	0	4	2,693,606	236,134
CMO	8,954,323	232,398	1,014,910	110,291	9	9,969,233	342,689
Other investments	2,451,892	20,108	439,782	56,218	12	2,891,674	76,326
Total	$44,811,508	$2,267,236	$141,045,975	$24,005,100	230	$185,857,483	$26,272,336

The Company adopted ASU No. 2016-13 effective January 1, 2023, which requires credit losses on debt securities AFS to be recorded in an allowance for credit losses and eliminates the concept of OTTI for debt securities AFS. Under the ASU, if the Company intends to sell, or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, then the credit loss is recorded through an allowance rather than as a write-down of the security. As of December 31, 2023, the Company did not have the intent to sell, nor was it more likely than not that we would be required to sell any of the debt securities AFS in an unrealized loss position prior to recovery; accordingly, the Company determined that no individual debt securities in an unrealized loss position as of such date represented credit losses that would require an allowance for credit losses. The Company concluded that the unrealized losses were primarily attributed to increases in market interest rates since these securities were purchased under other market conditions.

As of December 31, 2022, in management’s view the unrealized losses on securities AFS were due to market conditions rather than reduced estimated cash flows or deterioration in the creditworthiness of the issuer.  At December 31, 2022, the Company did not intend to sell these securities, did not anticipate that these securities would be required to be sold before anticipated recovery, and expected full principal and interest to be collected.  Therefore, under the accounting principles pertaining to OTTI analysis then in effect, the Company did not consider the declines in the fair value of these securities to be OTTI as of December 31, 2022.

The Bank is a member of the FHLBB. The FHLBB is a cooperatively owned wholesale bank for housing and finance in the six New England States. Its mission is to support the residential mortgage and community-development lending activities of its members, which include over 450 financial institutions across New England. The Company obtains much of its wholesale funding from the FHLBB.  As a requirement of membership in the FHLBB, the Bank must own a minimum required amount of FHLBB stock, calculated periodically based primarily on the Bank’s level of borrowings from the FHLBB.  As a result of the Bank’s level of borrowings during 2023 and 2022, the Bank was required to purchase additional FHLBB stock in aggregate totaling $4,215,700 and $20,800, respectively.  As a member of the FHLBB, the Company is also subject to future capital calls by the FHLBB to maintain compliance with its capital plan.  During 2023 and 2022, FHLBB exercised capital call options with redemptions totaling $3,985,100 and $43,500, respectively, on the Company’s portfolio of FHLBB stock.  As of December 31, 2023 and 2022, the Company’s investment in FHLBB stock was $964,200 and $733,600, respectively.

The Company periodically evaluates its investment in FHLBB stock for impairment based on, among other factors, the capital adequacy of the FHLBB and its overall financial condition. No impairment losses have been recorded through December 31, 2023.

The Company’s investment in FRBB Stock was $588,150 at December 31, 2023 and 2022.

In 2018, the Company purchased 20 shares of common stock in ACBI at a purchase price of $90,000, for the purpose of obtaining access to correspondent banking services from ABCI subsidiary, ACBB. These shares are subject to contractual resale restrictions and considered by management to be restricted and are recorded in the balance sheet at cost, amounting to $90,000 at December 31, 2023 and 2022.